Commitments and Contingencies - Narrative (Details)		6 Months Ended	12 Months Ended
	Jul. 02, 2019 USD ($)	Jun. 30, 2020 location defendent	Dec. 31, 2019 USD ($) location defendent	Dec. 31, 2018 USD ($) location shares	Dec. 31, 2017 USD ($) location shares	Jun. 30, 2019 location
Loss Contingencies [Line Items]
Rent expense			$ 300,000	$ 300,000	$ 400,000
Number of defendant establishments | defendent		10	10
Number of video gaming locations | location		2,335	2,312	1,686		1,762
Note receivable issued to stockholder					(975,000)
Loss due to settlement agreements				$ 400,000
Illinois Gold Rush, Inc. vs. The Company
Loss Contingencies [Line Items]
Settlement amount paid					$ 3,500,000
Number of video gaming locations | location					4
Decrease in location contract assets					$ 1,000,000.0
Illinois Gold Rush, Inc. vs. The Company | Class A Common Stock
Loss Contingencies [Line Items]
Number of shares issued in settlement (in shares) | shares					32,745
Settlement of notes receivable (in shares) | shares				(46,667)
Illinois Gold Rush, Inc. vs. The Company | Stockholder Note Receivable
Loss Contingencies [Line Items]
Note receivable issued to stockholder					$ 3,300,000
Illinois Gold Rush, Inc. vs. The Company | Treasury Stock
Loss Contingencies [Line Items]
Settlement of notes receivable (in shares) | shares				46,667
Illinois Gaming Investors, LLC vs. The Company
Loss Contingencies [Line Items]
Damages sought	$ 10,000,000